UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of principal executive offices) (Zip code)

Aegis Financial Corporation

6862 Elm Street, Suite 830, McLean, VA 22101

(Name and address of agent for service)

(703) 528-7788

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Aegis Value Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

	Country	Shares	Value
Common Stocks - 98.0%
Communication Services - 4.3%
Diversified Telecommunication Services - 4.3%
Alaska Communications Systems Group, Inc. (1)		2,632,961	$4,528,693
Total Communication Services			4,528,693

Consumer Discretionary - 8.2%
Hotels, Restaurants & Leisure - 0.4%
Luby's, Inc. (1)		230,910	439,491
Household Durables - 0.9%
Taylor Morrison Home Corp. (1)		35,280	915,163
Specialty Retail - 2.5%
Citi Trends, Inc.		145,640	2,665,212
Textiles, Apparel & Luxury Goods - 4.4%
Delta Apparel, Inc. (1)		194,829	4,627,189
Total Consumer Discretionary			8,647,055

Energy - 22.4%
Energy Equipment & Services - 10.1%
AKITA Drilling Ltd. - Class A (3)	CAD	2,228,481	1,833,449
Aveda Transportation & Energy Services, Inc. (1)(5)(6)	CAD	1,798,280	610,806
Deep Down, Inc. (1)(3)		766,584	498,203
Parker Drilling Co. (1)		99	1,873
Source Energy Services Ltd. (1)	CAD	2,594,256	1,096,564
Strad, Inc. (1)(3)	CAD	4,951,551	6,054,657
Wolverine Energy & Infrastructure, Inc. (1)	CAD	800,000	567,611
			10,663,163
Oil, Gas & Consumable Fuels - 12.3%
Bonanza Creek Energy, Inc. (1)		45,962	1,029,089
HighPoint Resources Corp. (1)		3,492,608	5,553,247
Lonestar Resources US, Inc. - Class A (1)		144,589	393,282
Penn Virginia Corp. (1)		98,043	2,850,110
Sundance Energy Australia Ltd. (1)(4)	AUD	24,165,096	3,078,575
			12,904,303
Total Energy			23,567,466

Financials - 4.6%
Banks - 1.9%
Bank of Cyprus Holdings PLC (1)(4)	EUR	1,332,399	2,045,451
Insurance - 2.7%
Conifer Holdings, Inc. (1)(3)		743,041	2,816,125
Total Financials			4,861,576

Industrials - 8.5%
Machinery - 0.5%
The Greenbrier Companies, Inc.		16,225	488,697
Trading Companies & Distributors - 8.0%
AerCap Holdings NV (1)(2)		20,129	1,102,063
Fly Leasing Ltd. - ADR (1)(2)		355,281	7,286,813
			8,388,876
Total Industrials			8,877,573

Materials - 50.0%
Metals & Mining - 39.8%
Diversified Metals & Mining - 7.9%
Amerigo Resources Ltd. (1)(3)	CAD	11,736,680	6,201,212
Solitario Zinc Corp. (1)		620,433	172,946
Trevali Mining Corp. (1)(3)	CAD	10,760,399	1,868,054
			8,242,212
Gold, Silver & Precious Metals & Minerals - 27.7%
Alio Gold, Inc. (1)	CAD	2,488,507	1,540,232
Continental Gold, Inc. (1)	CAD	1,258,033	3,494,404
Dundee Precious Metals, Inc. (1)(7)	CAD	1,428,162	4,807,791
GoldQuest Mining Corp. (1)	CAD	2,849,300	279,586
Guyana Goldfields, Inc. (1)	CAD	630,328	447,227
Leagold Mining Corp. (1)(7)	CAD	3,254,030	6,287,743
Lion One Metals Ltd. (1)	CAD	3,098,822	2,128,489
Minera Alamos, Inc. (1)(3)(6)(7)	CAD	18,954,538	2,432,178
Orezone Gold Corp. (1)	CAD	2,922,312	1,477,865
Perseus Mining Ltd. (1)	CAD	5,780,054	2,617,679
Roxgold, Inc. (1)	CAD	1,779,418	1,410,265
SilverCrest Metals, Inc. (1)(7)	CAD	243,500	1,270,019
Superior Gold, Inc. (1)	CAD	1,755,451	927,513
			29,120,991
Mining Services - 4.2%
Geodrill Ltd. (1)(3)(4)	CAD	3,841,782	4,436,673
Total Metals & Mining			41,799,876

Paper & Forest Products - 10.2%
Conifex Timber, Inc. (1)	CAD	1,449,913	744,191
Interfor Corp. (1)	CAD	247,603	2,616,479
Mercer International, Inc.		345,180	4,328,557
Resolute Forest Products, Inc.		650,323	3,056,518
Total Paper & Forest Products			10,745,745
Total Materials			52,545,621

Real Estate - 0.0%*
Real Estate Management & Development - 0.0%*
Public Service Properties Investments Ltd. (1)(5)(6)	GBP	5,582	25,257
Total Real Estate			25,257

Total Common Stocks (Cost $121,652,999)			103,053,241

Warrants - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Gold, Silver & Precious Metals & Minerals - 0.8%
Alio Gold / Rye Patch Gold Corp., Exercise Price: $3.44, 01/31/2020
(Aquired 01/18/2018; Cost $0) (5)(6)(7)	CAD	240,000	–
Leagold Mining Corp., Exercise Price: C$3.70, 05/24/2020
(Aquired 03/06/2017 - 03/19/2018; Cost $0) (5)(6)(7)	CAD	896,725	116,960
SilverCrest Metals, Inc., Exercise Price: C$1.45, 12/19/2019
(Aquired 11/30/2017; Cost $0) (5)(6)(7)	CAD	175,000	722,693
Total Warrants (Cost $0)			839,653

Total Investments - 98.8% (Cost $121,652,999)			103,892,894
Other Assets in Excess of Liabiliies - 1.2%			1,257,625
Net Assets - 100.0%			$105,150,519

Percentages are stated as a percent of net assets.

(1)	Non-income producing securities.
(2)	Foreign security denominated in U.S. Dollars.
(3)	Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities. See Notes to the Financial Statements for additional information on investments in Affiliated Companies.
(4)	Level 2 Securities.
(5)	Level 3 Security which was fair valued in accordance with the policies and procedures approved by the Board of Trustees. At September 30, 2019, the value of these securities total $5,912,389 which represents 5.62% of total net assets.
(6)	Illiquid Security.
(7)	144A Security.
*	Amount rounds to less than 0.05% of net assests.

ADR - American Depositary Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

For purposes of this report, the securities in the portfolio have been organized by their respective GICS code. The fund does not rely exclusively on GICS Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund utilizes the GICS Sub-Industry classifications, or aggregates thereof as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged to be misclassified by GICS, or has not been classified by GICS, the Fund uses a Fund-determined GICS framework classification.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Aegis Value Fund

Portfolio Characteristics

September 30, 2019 (Unaudited)

Industry Breakdown

	% of the Fund’s Net Assets
Common Stocks			98.0%
Communication Services		4.3%
Diversified Telecommunication Services	4.3%
Consumer Discretionary		8.2%
Hotels, Restaurants & Leisure	0.4%
Household Durables	0.9%
Specialty Retail	2.5%
Textiles, Apparel & Luxury Goods	4.4%
Energy		22.4%
Energy Equipment & Services	10.1%
Oil, Gas & Consumable Fuels	12.3%
Financials		4.6%
Banks	1.9%
Insurance	2.7%
Industrials		8.5%
Machinery	0.5%
Trading Companies & Distributors	8.0%
Materials		50.0%
Metals & Mining
Diversified Metals & Mining	7.9%
Gold, Silver & Precious Metals & Minerals	27.7%
Mining Services	4.2%
Paper & Forest Products	10.2%
Real Estate		0.0%*
Real Estate Management & Development	0.0%*
Warrants			0.8%
Materials		0.8%
Metals & Mining
Gold, Silver & Precious Metals & Minerals	0.8%
Other Assets in Excess of Liabilities			1.2%
Total Net Assets			100.0%

*	Amount rounds to less than 0.05% of net assests.

Investments in Affiliated Companies *

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of September 30, 2019 amounted to $26,140,551, representing 24.86% of net assets. A summary of affiliated transactions for the period ended September 30, 2019 is as follows:

	Share Balance December 31, 2018	Additions	Deductions	Share Balance September 30, 2019
AKITA Drilling Ltd. - Class A**	114,509	2,113,972	-	2,228,481
Amerigo Resources Ltd.	10,956,374	780,306	-	11,736,680
Conifer Holdings, Inc.	743,041	-	-	743,041
Deep Down, Inc.	766,584	-	-	766,584
Geodrill Ltd.	3,841,782	-	-	3,841,782
Minera Alamos Inc.**	5,857,889	13,096,649	-	18,954,538
Strad Inc.***	4,828,217	123,334	-	4,951,551
Trevali Mining Corp.**	7,391,317	3,369,082	-	10,760,399

	Value December 31, 2018	Acquisitions	Dispositions	Realized Gain (Loss)
AKITA Drilling Ltd. - Class A**	$341,380	2,732,535	-	-
Amerigo Resources Ltd.	7,142,670	330,437	-	-
Conifer Holdings, Inc.	2,600,643	-	-	-
Deep Down, Inc.	647,763	-	-	-
Geodrill Ltd.	3,995,993	-	-	-
Minera Alamos Inc.**	386,178	1,000,853	-	-
Strad, Inc.***	4,456,163	127,828	-	-
Trevali Mining Corp.**	2,246,848	972,682	-	-
Total	$21,817,638	$5,164,335	$-	$-

	Change in Unrealized Appreciation/ (Depreciation)	Value September 30, 2019	Dividend Income
AKITA Drilling Ltd. - Class A**	(1,240,466)	$1,833,449	$40,282
Amerigo Resources Ltd.	(1,271,895)	6,201,212	-
Conifer Holdings, Inc.	215,482	2,816,125	-
Deep Down, Inc.	(149,560)	498,203	-
Geodrill Ltd.	440,680	4,436,673	-
Minera Alamos Inc.**	1,045,147	2,432,178	-
Strad Inc.***	1,470,666	6,054,657	-
Trevali Mining Corp.**	(1,351,476)	1,868,054	-
Total	$(841,422)	$26,140,551	$40,282

*	As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.
**	These securities were not affiliated as of December 31, 2018.
***	Strad Energy Services Ltd. changed its name to Strad, Inc. effective June 5, 2019.

Investment Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at September 30, 2019

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,528,693	$-	$-	$4,528,693
Consumer Discretionary	8,647,055	-	-	8,647,055
Energy	19,878,086	3,078,575	610,806	23,567,466
Financials	2,816,125	2,045,451	-	4,861,576
Industrials	8,877,573	-	-	8,877,573
Materials	48,108,947	4,436,673	-	52,545,621
Real Estate	-	-	25,257	25,257
Warrants
Materials	-	-	839,653	839,653
Total	$92,856,479	$9,560,699	$1,475,716	$103,892,894

The following is a summary of quantitative information about significant unobservable valuation inputs for the Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2019:

Investments	Fair Value as of 9/30/2019	Valuation Technique	Unobservable Inputs	Weighted Average	Range
Alio Gold / Rye Patch Gold Corp., Exercise Price: $3.44, 01/31/2020	$-	Black Scholes Option Pricing Model	Pricing Model	N/A	$-
Aveda Transportation & Energy Services Inc.	610,806	Black Scholes Option Pricing Model	Pricing Model	N/A	0.3397
Leagold Mining Corp., Exercise Price: C$3.70, 05/24/2020	116,960	Black Scholes Option Pricing Model	Pricing Model	N/A	0.1304
Public Service Properties Investments Ltd.	25,257	Black Scholes Option Pricing Model	Pricing Model	N/A	4.5247
SilverCrest Metals, Inc., Exercise Price: C$3.00, 12/19/2019	722,693	Black Scholes Option Pricing Model	Pricing Model	N/A	4.1297

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2019:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities
Beginning Balance as of December 31, 2018	$586,541
Change in unrealized appreciation/(depreciation)	889,175
Ending Balance as of September 30, 2019	$1,475,716

Change in unrealized appreciation/(depreciation) still held as of September 30, 2019.	$889,175

During the period ended September 30, 2019, there were no transfers into our out of Level 3 for the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By	/s/ Scott L. Barbee
Scott L. Barbee, Principal Executive Officer

Date:	11/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Scott L. Barbee
Scott L. Barbee, Principal Executive Officer

Date:	11/20/2019

By	/s/ Justin P. Harrison
Justin P. Harrison, Principal Financial Officer

Date:	11/20/2019